Lease Obligations - Schedule of Future Lease Payments for Lease Obligations (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2023		$ 21
2024		18
2025		5
Total lease payments		44
Less: amount representing interest		(1)
Total finance lease liabilities		43	$ 61
Less: current portion of lease obligations, net	$ (25)	(25)	(27)
Total long-term portion of lease obligations, net	$ 16	18	$ 34
Operating Leases
2023		37
2024		33
2025		19
2026		17
2027		15
Thereafter		28
Total lease payments		149
Less: amount representing interest		(19)
Total operating lease liabilities		130
Less: current portion of lease obligations, net		(34)
Total long-term portion of lease obligations, net		$ 96